ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 5, 2018	William M. Beaudoin T +1 617 854 2337 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds III

File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds III (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 120 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 28, 2018 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund, dated October 1, 2018; and

(ii)	Statement of Additional Information for AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund, dated October 1, 2018.

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin